Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares
Beginning balance amount	$ 5,860,000
Ending balance shares
Ending balance amount	$ 5,860,000	$ 5,860,000
New issued during the year shares
New issued during the year amount		$ 6,900,000
Converted to common stock shares
Converted to common stock amount		$ (1,040,000)
Changes
Changes
Common shares convertible	3,030,000
Common shares convertible
Preferred A [Member]
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares	1,240,000
Beginning balance amount	$ 1,240,000
Ending balance shares	1,240,000	1,240,000
Ending balance amount	$ 1,240,000	$ 1,240,000
New issued during the year shares		1,500,000
New issued during the year amount		$ 1,500,000
Converted to common stock shares		(260,000)
Converted to common stock amount		$ (260,000)
Changes
Changes
Common shares convertible	1,240,000
Common shares convertible
Preferred C [Member]
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares	150,000
Beginning balance amount	$ 1,500,000
Ending balance shares	150,000	150,000
Ending balance amount	$ 1,500,000	$ 1,500,000
New issued during the year shares		150,000
New issued during the year amount		$ 1,500,000
Converted to common stock shares
Converted to common stock amount
Changes
Changes
Common shares convertible	750,000
Common shares convertible
Preferred D [Member]
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares	80,000
Beginning balance amount	$ 3,120,000
Ending balance shares	80,000	80,000
Ending balance amount	$ 3,120,000	$ 3,120,000
New issued during the year shares		100,000
New issued during the year amount		$ 3,900,000
Converted to common stock shares		(20,000)
Converted to common stock amount		$ (780,000)
Changes
Changes
Common shares convertible	1,040,000
Common shares convertible